Discontinued Operations - Summary of Operations of Disposal Group Included in Discontinued Operations (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expenses:
Income tax expense			$ 144	$ 25	$ 16
Income (Loss) From Continuing Operations Before Minority Interest And Income (Loss) On Equity Method Investments, Net Of Income Tax	$ 96	$ 59	629	608	496
Equity in earnings (losses) earnings of unconsolidated affiliates	2	1	10	14	5
Net earnings from discontinued operations	0	21	155	70	60
Net earnings attributable to Fidelity National Financial, Inc. common shareholders	0	10
Black Knight Financial Services, Inc. | Discontinued Operations
Revenues:
Escrow, title-related and other fees	248		745	963	874
Realized gains and losses, net	(2)		(13)	0	(5)
Total revenues	246		732	963	869
Expenses:
Personnel costs	101		292	393	377
Other operating expenses	45		145	190	156
Depreciation and amortization	53		154	208	195
Interest expense	15		42	62	49
Total expenses	214		633	853	777
Earnings from discontinued operations before income taxes	32		99	110	92
Income tax expense	10		40	36	35
Net earnings from discontinued operations		22	59	74	57
Less: Net (losses) earnings attributable to non-controlling interests	12		36	47	28
Net earnings attributable to Fidelity National Financial, Inc. common shareholders			23	27	29
Cash flow from discontinued operations data:
Net cash provided by operations	49		240	326	248
Net cash used in investing activities	$ (16)		(46)	(230)	(103)
FNFV | Discontinued Operations
Revenues:
Escrow, title-related and other fees		49	111	168	204
Restaurant revenue		273	981	1,158	1,412
Interest and investment income		1	5	3	2
Realized gains and losses, net		5	277	6	(19)
Total revenues		328	1,374	1,335	1,599
Expenses:
Personnel costs		46	148	165	158
Other operating expenses		25	94	106	167
Disposal Group, Including Discontinue Operations, Cost Of Restaurant Revenue		236	861	984	1,195
Depreciation and amortization		16	51	63	65
Interest expense		4	9	10	8
Total expenses		327	1,163	1,328	1,593
Earnings from discontinued operations before income taxes		1	211	7	6
Income tax expense		2	103	(11)	(19)
Income (Loss) From Continuing Operations Before Minority Interest And Income (Loss) On Equity Method Investments, Net Of Income Tax		3	108	18	25
Equity in earnings (losses) earnings of unconsolidated affiliates		(4)	(12)	(22)	(22)
Net earnings from discontinued operations		(1)	96	(4)	3
Less: Net (losses) earnings attributable to non-controlling interests		(2)	(13)	0	16
Net earnings attributable to Fidelity National Financial, Inc. common shareholders		1	109	(4)	(13)
Cash flow from discontinued operations data:
Net cash provided by operations		15	(134)	81	29
Net cash used in investing activities		$ (27)	$ (11)	$ 67	$ 166